Revenue and expenses (Schedule of detailed information about impairment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statements [Line Items]
Property, plant & equipment	$ 322,249
Arizona [Member]
Statements [Line Items]
Property, plant & equipment	322,249
Tax impact - (recovery)	(80,143)
After-tax impairment charge	$ 242,106